LONG-TERM DEBT: (Details) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jul. 31, 2010 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] M	Feb. 28, 2012 Senior secured credit facilities - term loans USD ($)	Dec. 31, 2011 Senior secured credit facilities - term loans USD ($) M	Dec. 31, 2010 Senior secured credit facilities - term loans USD ($)	Dec. 31, 2011 Senior secured credit facilities - revolving credit facility USD ($)	Dec. 31, 2011 Term loan A	Feb. 29, 2012 Term loan A Debt issuance USD ($)	Dec. 31, 2011 Term loan A Debt issuance USD ($)	Dec. 31, 2011 2014 Notes USD ($)	Dec. 31, 2011 2014 Notes EUR (€)	Jun. 30, 2011 2014 Notes USD ($)	Dec. 31, 2010 2014 Notes USD ($)	Nov. 30, 2004 7.625% senior subordinated notes due in 2014 EUR (€)	Dec. 31, 2011 7.625% senior subordinated notes due in 2014	Nov. 30, 2004 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture facility agreement	Dec. 31, 2011 Titanium Dioxide Pigments venture term loans USD ($) Y M	Dec. 31, 2011 Titanium Dioxide Pigments venture term loans EUR (€) Y	Dec. 31, 2010 Titanium Dioxide Pigments venture term loans USD ($)	Dec. 31, 2010 Titanium Dioxide Pigments venture term loans EUR (€)	Jan. 31, 2012 Titanium Dioxide Pigments venture, revolving credit facility USD ($)	Jan. 31, 2012 Titanium Dioxide Pigments venture, revolving credit facility EUR (€)	Dec. 31, 2011 Titanium Dioxide Pigments venture, revolving credit facility USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture, revolving credit facility EUR (€)	Dec. 31, 2011 Capitalized lease obligations USD ($)	Dec. 31, 2010 Capitalized lease obligations USD ($)	Dec. 31, 2011 Other loans USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture other debt USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture other debt EUR (€)	Dec. 31, 2011 Euro-denominated term loan facilities USD ($)	Dec. 31, 2011 Euro-denominated term loan facilities EUR (€)	Dec. 31, 2011 U.S. dollars and Chinese Renminbi denominated term loan facilities USD ($)	Dec. 31, 2011 Debt with original maturity dates of 2013 through 2014 USD ($)	Dec. 31, 2010 Debt with original maturity dates of 2013 through 2014 USD ($)
Long-term debt and loans payable
Long-term debt	$ 1,687.7	$ 2,161.0					$ 845.8	$ 1,260.0					$ 524.1		$ 524.1	$ 534.7						$ 252.7	€ 195.0	$ 294.4	€ 220.0					$ 35.4	$ 39.4	$ 29.7	$ 32.5	$ 12.4	€ 9.6
Current maturities	(250.5)	(465.7)																																					(187.2)	(187.2)
Long-term debt excluding current maturities	1,437.2	1,695.3
Principal amount outstanding													324.2	250.1						200.0																8.1	6.2	9.2
Maturities of long-term debt
2012	250.5
2013	256.5
2014	47.3
2015	47.0
2016	47.2
Thereafter	1,039.2
Total maturities of long-term debt	1,687.7	2,161.0					845.8	1,260.0					524.1		524.1	534.7						252.7	195.0	294.4	220.0					35.4	39.4	29.7	32.5	12.4	9.6
Maximum borrowing capacity																												38.9	30.0
Term loans repaid	408.9	200.2	102.3	200.2			408.7
Maximum amount by which term loan can be increased upon the entity's request							350.0
Letters of credit outstanding									31.4
Variable rate basis					Libor		Libor		Libor	Libor											Euribor or Libor
Variable rate, floor (as a percent)							1.00%		1.00%
Basis spread on variable rate (as a percent)							2.75%		2.75%	2.25%											1.00%
Reduction in interest rate added to the base rate for achieving a designated leverage ratio (as a percent)							0.25%			0.25%
Interest period for LIBOR borrowings, option one (in months)							1
Interest period for LIBOR borrowings, option two (in months)							2
Interest period for LIBOR borrowings, option three (in months)							3
Interest period for LIBOR borrowings, option four (in months)							6
Interest period for LIBOR borrowings, option five (in months)							9
Interest period for LIBOR borrowings, option six (in months)							12
Maximum period after which interest on debt is payable in any case (in months)					3
Maximum percentage of capital stock of or other equity interest in each direct foreign subsidiary of either group or of any domestic subsidiary of the group which serves as a first-priority security interest for senior secured credit facilities (as a percent)					65.00%
Debt issued						850.0					350.0	350.0					375.0		200.0
Interest rate (as a percent)																		7.625%		7.50%
Maximum additional borrowings provided under line of credit facility																												16.7	12.9
Outstanding bank guarantee																										33.1	25.5	22.2	17.1
Interest rate, low end of range (as a percent)																																		3.60%	3.60%
Interest rate, high end of range (as a percent)																																		5.00%	5.00%	5.22%	5.22%	4.78%
Debt instrument term (in years)																						5	5
Period from the date of facility agreement when repayment commenced (in months)																						12	12
Weighted-average interest rate (as a percent)																																4.80%
Amortization and prepayments
Amount of term loan payable as a percentage of original principal amount outstanding (as a percent)							0.50%
Percentage of net cash proceeds from all sales of assets or other dispositions by the entity (subject to certain exceptions under the senior secured credit agreement) to be used for prepayment of term loan (as a percent)							100.00%
Maximum amount of certain disposals permitted under the senior secured credit agreement							$ 200.0
Period after sale or other disposition within which the net cash proceeds are required to be reinvested (in months)							12
Percentage of net cash proceeds from issuance of certain debt obligations to be used for prepayment of term loan (as a percent)							100.00%
Percentage of excess cash flows to be used for the prepayment of the term loan if the senior secured debt to consolidated EBITDA ratio is equal to or greater than 1.50 to 1 (as a percent)							50.00%
Percentage of excess cash flows to be used for the prepayment of the term loan if the senior secured debt to consolidated EBITDA ratio is greater than 1.25 to 1 but less than 1.50 to 1 (as a percent)							25.00%
Financial covenants
Numerator for the ratio of senior secured debt to consolidated Adjusted EBITDA, maximum					2.75
Denominator for the ratio of senior secured debt to consolidated adjusted EBITDA					1
Numerator for the interest coverage ratio, minimum					2.50
Denominator for the interest coverage ratio					1